Other Current Assets - Summary of Detailed Information About Other Current Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Detailed Information About Other Current Assets [Abstract]
Other current assets	$ 142	$ 115
Assets held for sale	49	68
Total	$ 191	$ 183